S000088886 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
DoubleLine Multi-Sector Income ETF | DoubleLine Multi-Sector Income ETF
Prospectus [Line Items]
Annual Return [Percent]	7.42%